Stockholders’ Equity (Details) - Schedule of warrant activities - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Equity (Details) - Schedule of warrant activities [Line Items]
Number of Warrants, beginning balance
Weighted Average Exercise Price, beginning balance (in Dollars per share)
Weighted Average Remaining Contractual Term (Years), beginning balance			4 years 9 months 18 days
Aggregate Intrinsic Value, beginning balance (in Dollars)
Number of Warrants, Granted	17,353,987
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.31		$ 0.2
Weighted Average Remaining Contractual Term (Years), Granted	5 years
Aggregate Intrinsic Value, Granted			2,225,000
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)		$ 0.2
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Warrants, ending balance	17,353,987
Weighted Average Exercise Price, ending balance (in Dollars per share)	$ 0.31
Weighted Average Remaining Contractual Term (Years), ending balance	4 years 4 months 13 days
Aggregate Intrinsic Value, ending balance (in Dollars)
Number of Warrants, Exercisable	17,353,987
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 0.31
Weighted Average Remaining Contractual Term (Years), Exercisable	4 years 4 months 13 days
Aggregate Intrinsic Value, Exercisable (in Dollars)